Non-interest income (Tables)	6 Months Ended
Mar. 31, 2022
Non-interest income
Schedule of non-interest income	Non-interest income[1]

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Net fee income
Facility fees	344	348	369	(1)	(7)
Transaction fees	556	501	492	11	13
Other non-risk fee income	72	47	(47)	53	large
Fee income	972	896	814	8	19
Credit card loyalty programs	(60)	(46)	(55)	30	9
Transaction fee related expenses	(67)	(68)	(59)	(1)	14
Fee expenses	(127)	(114)	(114)	11	11
Net fee income	845	782	700	8	21
Net wealth management and insurance income
Wealth management income	361	346	311	4	16
Life insurance premium income	520	548	529	(5)	(2)
General insurance and lenders mortgage insurance (LMI) net premium earned	—	131	256	(100)	(100)
Life insurance investment and other income[2]	(129)	36	23	large	large
General insurance and LMI investment and other income	—	39	37	(100)	(100)
Total insurance premium, investment and other income	391	754	845	(48)	(54)
Life insurance claims, changes in life insurance liabilities and other expenses	(351)	(439)	(328)	(20)	7
General insurance and LMI claims and other expenses	—	(48)	(230)	(100)	(100)
Total insurance claims, changes in insurance liabilities and other expenses	(351)	(487)	(558)	(28)	(37)
Net wealth management and insurance income	401	613	598	(35)	(33)
Trading income	343	277	442	24	(22)
Other income
Dividends received from other entities	3	2	2	50	50
Net gain/(loss) on sale/de-recognition of associates	13	36	7	(64)	86
Net gain/(loss) on disposal of assets	(2)	(3)	10	(33)	large
Net gain/(loss) on hedging of overseas operations	(1)	(2)	(6)	(50)	(83)
Net gain/(loss) on derivatives held for risk management purposes[3]	7	—	4	—	75
Net gain/(loss) on financial instruments measured at fair value	16	75	580	(79)	(97)
Net gain/(loss) on disposal of controlled entities and other businesses	289	188	—	54	—
Rental income on operating leases	9	19	22	(53)	(59)
Share of associates’ net profit/(loss)	(3)	(3)	(3)	—	—
Other	22	42	(18)	(48)	large
Total other income	353	354	598	—	(41)
Total non-interest income	1,942	2,026	2,338	(4)	(17)

1.	Non-interest income included items relating to compliance, regulation and remediation costs recognised as a reduction of non-risk fee income, net wealth management income and other income of $8 million (Second Half 2021: $89 million, First Half 2021: $231 million). Refer to Note 14 for further details.
2.	Includes policyholder tax recoveries.
3.	Income from derivatives held for risk management purposes reflects the impact of economic hedges on earnings.